SHAREHOLDERS' EQUITY (Details 2)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, outstanding at December 31, 2015 (in shares) | shares	710,300
Outstanding options, weighted average remaining contractual Life (Years)	3 years 6 months 22 days
Outstanding options, weighted average exercise price	$ 2.51
Number of options, exercisable at December 31, 2015 (in shares) | shares	51,000
Exercisable options, weighted average remaining contractual Life (Years)	11 months 19 days
Exercisable options, weighted average exercise price	$ 1.98
Stock Option Plans, Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	0.003
Range of exercise prices (Upper Range Limit)	$ 1.939
Number of options, outstanding at December 31, 2015 (in shares) | shares	118,800
Outstanding options, weighted average remaining contractual Life (Years)	2 years 8 months 26 days
Outstanding options, weighted average exercise price	$ 0.72
Number of options, exercisable at December 31, 2015 (in shares) | shares	44,000
Exercisable options, weighted average remaining contractual Life (Years)	10 months 6 days
Exercisable options, weighted average exercise price	$ 1.94
Stock Option Plans, Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	2.16
Range of exercise prices (Upper Range Limit)	$ 2.947
Number of options, outstanding at December 31, 2015 (in shares) | shares	591,500
Outstanding options, weighted average remaining contractual Life (Years)	3 years 8 months 23 days
Outstanding options, weighted average exercise price	$ 2.87
Number of options, exercisable at December 31, 2015 (in shares) | shares	7,000
Exercisable options, weighted average remaining contractual Life (Years)	1 year 8 months 26 days
Exercisable options, weighted average exercise price	$ 2.27